Shareholder Report, Holdings (Details) - GreenFi Redwood Fund	Sep. 30, 2025
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
TJX Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Marsh & McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%